UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/09

Date of reporting period: 09/30/09

Item 1.	Schedule of Investments.

The Fund invests substantially all of its assets in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2009

(Unaudited)

1. ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), is a limited partnership organized under the laws of the state of Delaware. The Registered Fund was registered and began operations on March 10, 2004 (“Inception”) as a nondiversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation across all market cycles. The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The Master Fund’s financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Registered Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on September 30, 2009 was 46.87%.

2. INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

3. VALUATION OF INVESTMENTS

The Registered fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at estimated fair value. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, which are included herein.

4. FAIR VALUE MEASUREMENTS

The Registered Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Registered Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	significant unobservable inputs (which may include the Registered Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

1

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2009

(Unaudited)

In June 2009 the Registered Fund adopted the provisions of Accounting Standards Codification 820-10-35, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10-35”). ASC 820-10-35 provides additional guidance for estimating fair value in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 820, “Fair Value Measurements”, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820-10-35 is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820-10-35 did not have an impact on the financial statements of the Registered Fund.

The following is a summary categorization, as of September 30, 2009, of the Registered Fund’s investment based on the inputs utilized in determining the value of such investment:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs

Investment	$—	$—	$2,403,211,331

The categorization of the Registered Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Funds in which the Master Fund invests, if owned directly by the Registered Fund, would be classified as Level 1 investments.

The following is a reconciliation of the Level 3 investment for which significant unobservable inputs were used to determine fair value:

Investment
Balance as of June 30, 2009	$2,285,211,177
Allocated From the Master Fund:
Net Investment Loss	(5,384,385)
Net Realized Gain	4,611,120
Change in Unrealized Appreciation/ Depreciation	150,183,492
Net Contributions (Withdrawals)	(31,410,073)

Balance as of September 30, 2009	$2,403,211,331

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2009 the FASB issued Accounting Standard Codification 105-10, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“ASC 105-10”). ASC 105-10 replaces Statement of Financial Accounting Standards No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”). All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105-10, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105-10 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Registered Fund’s financial statements.

2

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2009

(Unaudited)

In September 2009 the FASB issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASU 2009-12”). ASU 2009-12 amends the Codification in section 820-10, Fair Value Measurements and Disclosures, to permit an entity that is within the scope of the amendments in this update to measure fair value based on the net asset value per share of the investment, as a practical expedient. ASU 2009-12 also requires certain disclosures by major investment category about the attributes of those investments, including the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. ASU 2009-12 is effective for interim and annual periods ending after December 15, 2009. The Registered Fund will adopt the provisions of ASU 2009-12 for the year ending December 31, 2009 and management is currently evaluating the impact that this will have on the Registered Fund’s financial statements and related disclosures.

3

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/09

Date of reporting period: 09/30/09

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Absolute Return (0.69% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (1) (2)	412,880	$35,285,402
Domestic Equity (0.95% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P. (3)		48,500,544
International Equity (3.91% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (2)		57,078,519
Boyer Allan Greater China Fund, L.P. (3)		32,361,349
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		36,129,078
S.R. Global Fund—International Portfolio (Class C, L.P.)		74,772,014
Natural Resources (0.37% of Partners’ Capital)
BlueGold Global Fund, L.P. (2)		9,622,100
Sentient Global Resources Fund III, L.P.		9,418,170
Private Equity (2.07% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		293,308
CJIP II Co-Invest, L.P.		66,421
CX Partners Fund, Ltd. (2)		3,361,737
Gavea Investment Fund II A, L.P.		10,592,937
Gavea Investment Fund III, L.P.		37,138,864
Hillcrest Fund, L.P. (3)		259,793
Hony Capital Fund 2008, L.P.		1,491,071
India Asset Recovery Fund, L.P.		1,294,532
LC Fund IV, L.P. (2)		3,426,003
New Horizon Capital III, L.P. (2)		4,021,101
Orchid Asia IV, L.P.		5,109,286
Reservoir Capital Partners, L.P.		3,050,357
Tiger Global Private Investment Partners IV, L.P. (1)		8,045,221
Tiger Global Private Investment Partners V, L.P.		4,092,743
Trustbridge Partners II, L.P. (2)		17,588,730
Trustbridge Partners III, L.P. (2)		6,439,246
Real Estate (0.69% of Partners’ Capital)
Forum European Realty Income III L.P. (1) (2)		3,235,095
New City Asia Partners (T), L.P.		19,709,206
Phoenix Asia Real Estate Investments II, L.P. (2)		12,331,508

Total Cayman Islands		444,714,335

Guernsey
Private Equity (0.06% of Partners’ Capital)
Mid Europa Fund III LP		2,895,063

Total Guernsey		2,895,063

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Republic of Mauritius
Real Estate (0.06% of Partners’ Capital)
Orbis Real Estate Fund I (2)		$3,310,448

Total Republic of Mauritius		3,310,448

Scotland
Private Equity (0.03% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		1,407,000

Total Scotland		1,407,000

United Kingdom
Private Equity (0.10% of Partners’ Capital)
Darwin Private Equity I, L.P.		2,650,308
Exponent Private Equity Partners II, LP		2,403,928
Real Estate (0.09% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,786,119
Patron Capital L.P. II		833,942
Patron Capital L.P. III		2,187,952

Total United Kingdom		9,862,249

United States
Absolute Return (15.37% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		1,634,092
Eton Park Fund, L.P.		69,579,060
Kenmont Onshore Fund, L.P. (2)		8,650,967
Magnetar Capital Fund, L.P. (2)		57,294,861
OZ Asia Domestic Partners, L.P. (2)		23,257,790
Paulson Advantage Plus, L.P. (2)		171,845,136
Paulson Partners Enhanced, L.P. (2)		60,853,275
PIPE Equity Partners, L.L.C. (3)		54,737,491
PIPE Select Fund, L.L.C. (3)		56,312,391
PSAM WorldArb Partners, L.P. (2)		39,429,895
Redbrick Capital, L.P. (3)		259,671
Stark Investments Limited Partnership		20,563,601
Stark Select Asset Fund, LLC		6,137,360
Waterstone Market Neutral Fund, L.P. (3)		115,450,735
Whitebox Multi-Strategy Fund, L.P. (2)	90,000	101,931,710
Domestic Equity (7.37% of Partners’ Capital)
Bonanza Partners, L.P. (2)	1,763	2,035,712
Contrarian Equity Fund, L.P. (2)		1,211,834
Criterion Institutional Partners, L.P. (2)		24,724,523
Empire Capital Partners Enhanced, L.P. (3)		26,846,692
FrontPoint Onshore Healthcare Fund 2X, L.P.		10,182,095
HealthCor, L.P. (2)		77,081,985
Ithan Creek Partners, L.P. (2)		62,477,833
Longhorn Onshore Investors, L.P. (2)		41,559,316

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (7.37% of Partners’ Capital) (continued)
Samlyn Onshore Fund, L.P. (2)		$90,839,518
Tiger Consumer Partners, L.P. (2)		41,060,055
Enhanced Fixed Income (15.08% of Partners’ Capital)
Anchorage Crossover Credit Fund II, L.P. (2)		45,799,656
Anchorage Short Credit Fund, L.P. (2)	5,878,147	17,439,581
Ares Enhanced Credit Opportunities Fund, L.P.		12,676,521
BDCM Partners I, L.P. (3)		54,805,333
Contrarian Capital Fund I, L.P. (2)		105,976,349
Halcyon European Structured Opportunities Fund, L.P. (3)		3,437,299
Harbinger Capital Partners Fund I, L.P. (2)		99,914,039
Morgan Rio Capital Fund, L.P. (3)		9,755,527
Ore Hill Fund II, L.P. (2)		34,420,341
Prospect Harbor Credit Partners, L.P.		39,603,065
Silverback Opportunistic Convertible Fund, LLC (3)		41,486,131
Sorin Fund, L.P. (2)		25,172,288
Standard Pacific Credit Opportunities Fund, L.P. (3)		111,252,348
The Rohatyn Group Local Currency Opportunity Partners, L.P. (3)		82,019,745
Whitebox Special Opportunities Fund, L.P. (3)	50,000	89,254,432
International Equity (5.90% of Partners’ Capital)
Dabroes Investment Fund LP (3)		34,409,723
L-R Global Partners, L.P.		801,032
Middle East North Africa Opportunities Fund, L.P. (3)	54,686	37,238,119
Monsoon India Inflection Fund, L.P.		836,388
Monsoon India Inflection Fund 2, L.P.		1,537,117
Penta Asia Domestic Partners, L.P.		25,173,811
Skopos HG Fund, LLC (2)	262,504	31,729,940
Steel Partners Japan Strategic Fund, L.P. (2)		27,942,039
Taiyo Fund, L.P.		17,148,194
Tarpon All Equities Fund, LLC (2)		32,160,086
Tiger Asia Fund, L.P.		44,961,220
Torrey Pines Fund, LLC (3)		48,801,816
Natural Resources (6.84% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		9,570,531
CamCap Resources, L.P.		241,687
Chilton Global Natural Resources Partners, L.P. (2)		61,068,417
EnCap Energy Capital Fund VII-B, L.P.		3,919,238
Intervale Capital Fund, L.P. (2)		7,790,130
Merit Energy Partners G, L.P.		868,704
NGP Energy Technology Partners II, L.P.		903,494
NGP IX Offshore Fund, L.P.		5,495,000
NGP Midstream & Resources, L.P. (1)		9,702,079
Quantum Parallel Partners V, L.P.		2,939,657
Southport Energy Plus Partners, L.P. (2)		113,528,752
TPF II-A, L.P.		13,537,286
The Ospraie Fund, L.P.	31,614	4,613,148

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Natural Resources (6.84% of Partners’ Capital) (continued)
Tocqueville Gold Partners, L.P.		$528,290
Velite Energy L.P. (2)		116,096,086
Opportunistic Equity (12.02% of Partners’ Capital)
Atlas Institutional Fund, LLC (3)		20,627,684
Corriente Partners, L.P. (2)		40,360,571
Covepoint Emerging Markets Macro Fund, L.P. (2)		49,066,668
Global Undervalued Securities Fund (QP), L.P. (2)		46,933,775
GMO Mean Reversion Fund (Onshore), L.P.		33,081,988
Hayman Capital Partners, L.P. (2)		34,489,644
Horseman Global Fund 2, L.P. (2)		23,556,368
Miura Global Partners II, LP (2)		59,915,057
NWI Explorer Global Macro Fund, L.P. (2)		9,663,024
Pardus European Special Opportunities Fund, L.P. (2)		8,836,111
Passport II, LP (2)		27,753,992
R.G. Niederhoffer Global Fund, L.P. (2)		10,290,000
Salem Global Opportunity Fund, L.P. (2)		25,796,887
SCP Sakonnet Fund, LP (3)		53,654,347
Tiger Global, L.P.		38,489,561
Valiant Capital Partners, L.P. (2)		80,847,291
Viking Global Equities, L.P.		52,695,349
Private Equity (8.81% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		10,222,684
Accel-KKR Capital Partners III, L.P. (2)		6,212,366
Advent Latin American Private Equity Fund IV-F, L.P.		6,191,204
Audax Mezzanine Fund II, L.P. (1)		4,379,297
BDCM Opportunity Fund II, L.P.		3,332,655
Brazos Equity Fund II, L.P. (1)		1,904,156
Brazos Equity Fund III, L.P.		20,973
Capital Royalty Partners, L.P. (1)		1,210,777
Carlyle Partners V, L.P. (1)		4,102,279
Catterton Growth Partners, L.P. (2)		4,945,125
CCM Small Cap Value Qualified Fund, L.P. (3)		26,662,463
Chrysalis Ventures III, L.P.		905,600
Crosslink Crossover Fund IV, L.P.		1,685,462
Crosslink Crossover Fund V, L.P.		21,489,403
Dace Ventures I, L.P. (2)		1,034,286
Encore Consumer Capital Fund, L.P.		2,043,764
European Divergence Fund, L.P. (3)		69,513,786
Fairhaven Capital Partners, L.P.		2,548,702
GMO Emerging Illiquid Fund, L.P.		7,089,845
Harbinger Capital Partners Special Situations Fund, L.P.		15,210,471
HealthCor Partners Fund, L.P. (2)		2,938,953
Integral Capital Partners VIII, L.P. (2)		15,462,875
MatlinPatterson Global Opportunities Partners III, L.P.		5,796,124

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (8.81% of Partners’ Capital) (continued)
Monomoy Capital Partners, L.P. (1)		$2,725,692
Paulson Credit Opportunities, L.P. (2)		117,964,885
Pine Brook Capital Partners, LP (1)		5,519,468
Pinto America Growth Fund, L.P. (1)		1,037,492
Private Equity Investment Fund IV, L.P. (1) (2)		6,915,611
Private Equity Investors Fund V, L.P. (2)		4,752,835
Q Funding III, L.P. (2)		10,925,124
Q4 Funding, L.P. (2)		30,798,096
Saints Capital VI, L.P. (2)		7,399,282
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,201,941
Sanderling Venture Partners VI, L.P.		1,090,067
Silver Lake Partners III, L.P.		2,374,094
Sterling Capital Partners II, L.P.		1,632,992
Sterling Capital Partners III, L.P.		2,749,840
Sterling Group Partners II, L.P. (1)		1,450,239
Strategic Value Global Opportunities Fund I-A, L.P.		6,015,595
Tenaya Venture Partners V, L.P.		1,652,708
The Column Group, L.P.		1,992,106
The Raptor Private Holdings, L.P.	12,072	6,440,195
The Resolute Fund II, L.P.		2,104,789
Trivest Fund IV, L.P. (2)		5,764,498
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		6,444,296
VCFA Private Equity Partners IV, L.P.		2,339,289
VCFA Venture Partners V, L.P.		4,746,100
Voyager Capital Fund III, L.P.		961,935
WestView Capital Partners II, L.P. (2)		29,920
Real Estate (3.91% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		626,386
CRM Windridge Partners, L.P.		5,272,912
Cypress Realty VI, L.P.		5,654,613
DaVinci Corporate Opportunity Partners, L.P. (1)		4,252,525
GTIS Brazil Real Estate Fund (Brazilian Real), LP (2)		3,668,862
ING Clarion Global, L.P. (2)		35,553,106
ING Clarion U.S, L.P. (2)		35,988,888
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		8,627,702
MONY/Transwestern Mezzanine Realty Partners II, L.L.C. (1)		810,400
Northwood Real Estate Co-Investors LP		306,562
Northwood Real Estate Partners LP		1,014,650
Oak Hill REIT Plus Fund, L.P. (2)		12,519,599
Parmenter Realty Fund III, L.P.		8,548,376
Square Mile Partners III LP (2)		5,480,794
TCW Special Mortgage Credits Fund II, L.P. (1)		67,765,585
Transwestern Mezzanine Realty Partners III, L.L.C. (2)		1,207,400

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (3.91% of Partners’ Capital) (continued)
Woodbourne Daybreak Global Fund LP (2)		$3,389,118

Total United States		3,861,190,371

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		4,323,379,466	84.32%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.20% of Partners’ Capital)
El Tejar Limited		10,290,909

Total Bermuda Limited Liability Company		10,290,909

Cayman Companies Limited by Shares
Absolute Return (2.85% of Partners’ Capital)
CRC Global Structured Credit Fund, Ltd. (2)	41,819	56,083,300
Overseas CAP Partners, Inc. (3)	60,228	89,892,966
International Equity (1.11% of Partners’ Capital)
Ajeej MENA Fund (2)	138,924	11,751,043
Quorum Fund Limited (2)	349,876	16,120,392
The Russian Prosperity Fund	1,056,068	29,126,344
Natural Resources (0.17% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		8,917,477

Total Cayman Companies Limited by Shares		211,891,522

Republic of Mauritius
International Equity (0.54% of Partners’ Capital)
India Capital Fund Ltd. (2)	597,747	27,856,807

Total Republic of Mauritius		27,856,807

Total Passive Foreign Investment Companies		250,039,238	4.88%

Private Corporations
United States
Real Estate (0.31% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc	9,523	1,506,033
Legacy Partners Realty Fund III, Inc	6,916	439,370
Net Lease Private REIT V, Inc (1)		1,543,669
Net Lease Private REIT VI, Inc (1)		3,985,108
Net Lease Private REIT VII, Inc (1) (2)		4,250,000

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Private Corporations (continued)
United States (continued)
Real Estate (0.31% of Partners’ Capital) (continued)
Net Lease Private REIT VII-A, Inc (1) (2)		$4,250,000

Total United States		15,974,180

Total Private Corporations		15,974,180	0.31%

Total Investments in Investment Funds (Cost $4,407,669,250)		4,589,392,884	89.51%

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Absolute Return (0.16% of Partners’ Capital)
iPath S&P 500 VIX Short-Term Features ETN	163,200	8,160,000
Domestic Equity (0.98% of Partners’ Capital)
iShares Russell 1000 Growth Index Fund (1)	931,290	43,128,040
Ultrashort Russell 2000 ProShares	248,350	7,102,810
Fixed Income (2.78% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund (1)	1,442,566	142,323,561
Natural Resources (3.59% of Partners’ Capital)
Market Vectors Gold Miners ETF	1,853,097	83,926,763
SPDR Gold Trust	663,956	65,632,051
Ultra Oil & Gas ProShares (1)	1,069,600	34,323,464

Total United States		384,596,689

Total Exchange Traded Funds		384,596,689	7.50%

Open End Funds
United States
Absolute Return (0.20% of Partners’ Capital)
Fidelity Convertible Securities Fund	478,698	10,162,757
Domestic Equity (0.98% of Partners’ Capital)
Hussman Strategic Growth Fund	3,884,756	50,385,280
Enhanced Fixed Income (0.20% of Partners’ Capital)
Fidelity Floating Rate High Income Fund (1)	1,082,505	10,099,771
Natural Resources (0.67% of Partners’ Capital)
The Tocqueville Gold Fund	677,513	34,424,439
Real Estate (0.04% of Partners’ Capital)
Ultrashort Real Estate ProShares	224,100	2,171,529

Total United States		107,243,776

Total Open End Funds		107,243,776	2.09%

Total Investments in Registered Investment Companies		491,840,465	9.59%

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(Limited Partnership)

Schedule of Investments, continued

September 30, 2009

(Unaudited)

	Notional Amount	Fair Value	% of Partners’ Capital
Call Options Purchased
United States (0.62% of Partners’ Capital)
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 5.50%, Expiration 05/01/19)	$1,079,000,000	$9,851,146
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	6,247,431
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	9,618,293
CMS Capital- 10 Year One Look Cap (OTC)
10 Year USD Swap Rate
(Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	5,896,356

Total United States		31,613,226

Total Call Options Purchased		31,613,226	0.62%

Total Investments in Securities (Cost $509,617,779)		523,453,691	10.21%

Total Investments (Cost $4,917,287,029)		$5,112,846,575	99.72%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2009 was $899,282,443. For certain Investment Funds, for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted otherwise.

Refer to Note 7, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amount is listed for each investment if it is applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.

See accompanying notes to Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2009

(Unaudited)

1. ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003 (“Inception”). The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently seven feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation across a market cycle (which is estimated to be five to seven years) . The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

2. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

3. INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the schedule of investments.

4. VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2009

(Unaudited)

the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held directly by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect estimated fair value. In making such determinations, the Adviser Valuation Committee considers terms and conditions of the Master Fund’s agreement with the respective Investment Fund and other market participant considerations that may affect its fair value such as lock up periods, suspension of redemptions, use of side pockets, holdbacks or other relevant factors. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2009

(Unaudited)

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign securities are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the realized or unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments.

5. FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

In June 2009 the Master Fund adopted the provisions of Accounting Standards Codification 820-10-35, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10-35”). ASC 820-10-35 provides additional guidance for estimating fair value in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 820, “Fair Value Measurements”, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820-10-35 is effective for fiscal years and interim periods ending after June 15, 2009. In accordance with ASC 820-10-35, the Master Fund has included additional disclosures on fair value measurements.

The following is a summary categorization, as of September 30, 2009, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 Quoted Prices	LEVEL 2 Other Significant Observable Inputs	LEVEL 3 Significant Unobservable Inputs	Total Investments
	Investment Securities	Investment Securities	Investment Funds
Assets
Limited Partnerships, Exempted
Limited Partnerships and Limited
Liability Companies
Absolute Return	—	—	$823,223,437	$823,223,437
Domestic Equity	—	—	426,520,107	426,520,107
Enhanced Fixed Income	—	—	773,012,655	773,012,655
International Equity	—	—	503,080,445	503,080,445
Natural Resources	—	—	369,842,769	369,842,769
Opportunistic Equity	—	—	616,058,317	616,058,317
Private Equity	—	—	567,559,988	567,559,988
Real Estate	—	—	244,081,748	244,081,748
Passive Foreign Investment Companies
Absolute Return	—	—	145,976,266	145,976,266
International Equity	—	—	84,854,586	84,854,586
Natural Resources	—	—	8,917,477	8,917,477
Private Equity	—	—	10,290,909	10,290,909
Private Corporations
Real Estate	—	—	15,974,180	15,974,180
Investments in Registered Investment Companies
Absolute Return	$18,322,757	—	—	18,322,757
Domestic Equity	100,616,130	—	—	100,616,130
Enhanced Fixed Income	10,099,771	—	—	10,099,771
Fixed Income	142,323,561	—	—	142,323,561
Natural Resources	218,306,717	—	—	218,306,717
Real Estate	2,171,529	—	—	2,171,529
Call Options Purchased	—	—	31,613,226	31,613,226

Total Assets	$491,840,465	$—	$4,621,006,110	$5,112,846,575

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2009

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of June 30, 2009	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Net Purchases (Sales)	Balance as of September 30, 2009
Assets
Limited Partnerships, Exempted
Limited Partnerships and Limited
Liability Companies
Absolute Return	$822,999,601	$(6,023,194)	$61,042,871	$(54,795,841)	$823,223,437
Domestic Equity	405,348,318	(1,307,129)	13,888,178	8,590,740	426,520,107
Enhanced Fixed Income	730,873,892	7,259,244	67,950,791	(33,071,272)	773,012,655
International Equity	467,751,676	(3,429,485)	41,043,264	(2,285,010)	503,080,445
Natural Resources	359,193,395	12,484,028	4,632,906	(6,467,560)	369,842,769
Opportunistic Equity	582,793,079	(2,098,126)	15,771,665	19,591,699	616,058,317
Private Equity	515,797,953	551,208	28,881,179	22,329,647	567,559,988
Real Estate	230,708,706	575,376	25,363,316	(12,565,650)	244,081,748
Passive Foreign Investment Companies
Absolute Return	142,158,927	—	3,817,339	—	145,976,266
International Equity	67,337,732	—	17,516,854	—	84,854,586
Natural Resources	8,984,882	—	(67,405)	—	8,917,477
Private Equity	10,290,909	—	—	—	10,290,909
Private Corporations
Real Estate	21,875,139	—	(5,900,959)	—	15,974,180
Call Options Purchased	26,743,802	—	4,869,424	—	31,613,226

Total Assets	$4,392,858,011	$8,011,922	$278,809,423	$(58,673,246)	$4,621,006,110

The change in unrealized appreciation/ depreciation from Level 3 investments held at September 30, 2009 is $278,352,926.

6. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. Options held at September 30, 2009 consisted of interest rate call options.

The following is a summary of fair value of derivative instruments held in the Master Fund as of September 30, 2009 and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Schedule of Investments	Total Fair Value
Interest Rate Call Options	Investments in Securities, at fair value	$31,613,226

7. INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Master Fund’s investments are categorized in three levels of liquidity, as determined by the Master Fund. The categories and percent of investments in each are as follows at September 30, 2009:

Investment Funds	Percentage of Investments	Category Definition
Category 1 Funds	69.5%	Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock up period.
Category 2 Funds	10.0%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock up period.
Category 3 Funds	20.5%	Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the underlying portfolio’s assets or investments are liquidated.

	100.0%

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2009

(Unaudited)

The expiration of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2009, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act. A listing of these affiliated Investment Funds (including 2009 activity) is shown below:

				For the period				For the period
				7/1/2009 through 9/30/2009				7/1/2009 through 9/30/2009
	Shares	Shares	Fair Value	Cost of	Cost of	Change in Appreciation/	Fair Value	Interest/ Dividend	Realized Gain/(Loss) on
Investment Funds	6/30/2009	9/30/2009	6/30/2009	Purchases	Sales*	Depreciation	9/30/2009	Income	Investments
Accel-KKR Capital Partners III, L.P.			$5,822,168	$476,373		$(86,175)	$6,212,366
Ajeej MENA Fund	138,924	138,924	9,982,577			1,768,466	11,751,043
Algebris Global Financials Fund, L.P.			53,842,591			3,235,928	57,078,519
Anchorage Crossover Credit Fund II, L.P.			42,219,595			3,580,061	45,799,656
Anchorage Short Credit Fund, L.P.	5,878,147	5,878,147	23,470,045			(6,030,464)	17,439,581
Atlas Institutional Fund, LLC			19,962,000			665,684	20,627,684
BDCM Partners I, L.P.			57,645,466			(2,840,133)	54,805,333
Benson Elliot Real Estate Partners III, L.P.***			—			—	—
BlueGold Global Fund, L.P.			—	10,000,000		(377,900)	9,622,100
Bonanza Partners, L.P.	2,074	1,763	3,248,224		$2,472,923	1,260,411	2,035,712		$(1,223,100)
Boyer Allan Greater China Fund, L.P.			33,259,413			(898,064)	32,361,349
Catterton Growth Partners, L.P.			4,202,539	608,353		134,233	4,945,125
CCM Small Cap Value Qualified Fund, L.P.			18,505,779			8,156,684	26,662,463
Chilton Global Natural Resources Partners, L.P.			54,841,926			6,226,491	61,068,417
Contrarian Capital Fund I, L.P.			93,767,085			12,209,264	105,976,349
Contrarian Equity Fund, L.P.			1,768,132		243,465	(312,833)	1,211,834		(84,029)
Corriente Partners, L.P.			45,857,733			(5,497,162)	40,360,571
Covepoint Emerging Markets Macro Fund, L.P.			42,387,981			6,678,687	49,066,668
CRC Global Structured Credit Fund, Ltd.	41,819	41,819	53,657,941			2,425,359	56,083,300
Criterion Institutional Partners, L.P.			22,183,583			2,540,940	24,724,523
CX Partners Fund, Ltd.			445,000	3,194,888		(278,151)	3,361,737
Dabroes Investment Fund LP			31,476,598			2,933,125	34,409,723
Dace Ventures I, L.P.			1,124,418			(90,132)	1,034,286
Empire Capital Partners Enhanced, L.P.			26,031,302			815,390	26,846,692
European Divergence Fund, L.P.			84,041,452			(14,527,666)	69,513,786
Forum European Realty Income III L.P.			3,212,414			22,681	3,235,095
Global Undervalued Securities Fund (QP), L.P.			50,006,274		10,362,918	7,290,419	46,933,775		(362,918)
GTIS Brazil Real Estate Fund (Brazilian Real) LP			2,459,467			1,209,395	3,668,862
Halcyon European Structured Opportunities Fund, L.P.			5,019,639		3,352,202	1,769,862	3,437,299		(1,631,472)
Harbinger Capital Partners Fund I, L.P.			86,806,254			13,107,785	99,914,039
Hayman Capital Partners, L.P.			35,174,758			(685,114)	34,489,644
HealthCor, L.P.**			75,700,628			1,381,357	77,081,985
HealthCor Partners Fund, L.P.			2,496,386	181,848		260,719	2,938,953
Hillcrest Fund, L.P.			397,299			(137,506)	259,793
HomeField Partners, L.P.			8,467,264		8,500,000	32,736	—		(32,736)
Horseman Global Fund 2, L.P.			25,372,852			(1,816,484)	23,556,368
India Capital Fund Ltd.	597,747	597,747	23,117,681			4,739,126	27,856,807
ING Clarion Global, L.P.			39,514,040		9,285,865	5,324,931	35,553,106		714,135
ING Clarion U.S., L.P.			40,389,209		9,223,956	4,823,635	35,988,888		776,044
Integral Capital Partners VIII, L.P.			14,247,244			1,215,631	15,462,875
Intervale Capital Fund, L.P.			5,495,274	2,481,129		(186,273)	7,790,130
Ithan Creek Partners, L.P.			54,676,552			7,801,281	62,477,833
Kenmont Onshore Fund, L.P.			10,325,130		3,159,216	1,485,053	8,650,967		(1,419,944)
LC Fund IV, L.P.			2,273,222	734,906		417,875	3,426,003
Longhorn Onshore Investors, L.P.			44,807,633			(3,248,317)	41,559,316
Magnetar Capital Fund, L.P.			54,931,614			2,363,247	57,294,861
Middle East North Africa Opportunities Fund, L.P.	54,686	54,686	35,506,284			1,731,835	37,238,119
Miura Global Partners II, LP			57,291,004			2,624,053	59,915,057
Monsoon Infrastructure & Realty Co-Invest, L.P.			4,868,119	1,050,000		2,709,583	8,627,702
Montrica Global Opportunities Fund, L.P.	469,130	412,880	38,026,147		5,582,250	2,841,505	35,285,402	$146,189	(777,305)
Morgan Rio Capital Fund, L.P.			—	10,000,000		(244,473)	9,755,527
Net Lease Private REIT VII, Inc			4,250,000			—	4,250,000	117,836
Net Lease Private REIT VII-A, Inc			4,250,000			—	4,250,000	117,836
New Horizon Capital III, L.P.			305,684	3,868,252		(152,835)	4,021,101
NWI Explorer Global Macro Fund, L.P.			12,136,472		3,996,580	1,523,132	9,663,024		(1,048,765)
Oak Hill REIT Plus Fund, L.P.			12,948,743			(429,144)	12,519,599
Orbis Real Estate Fund I			3,131,286			179,162	3,310,448
Ore Hill Fund II, L.P.			32,488,055			1,932,286	34,420,341
Overseas CAP Partners, Inc.	60,228	60,228	88,500,986			1,391,980	89,892,966
OZ Asia Domestic Partners, L.P.			31,966,326		12,875,541	4,167,005	23,257,790		(561,739)
Pantera Global Macro Fund, L.P.			1,765,767		2,416,085	650,318	—		(653,707)
Pardus European Special Opportunities Fund, L.P.			6,522,483			2,313,628	8,836,111
Passport II, LP			29,688,631			(1,934,639)	27,753,992
Paulson Advantage Plus, L.P.			160,302,235			11,542,901	171,845,136
Paulson Credit Opportunities, L.P.			106,726,141			11,238,744	117,964,885
Paulson Partners Enhanced, L.P.			60,228,500			624,775	60,853,275
Phoenix Asia Real Estate Investments II, L.P.			12,308,099			23,409	12,331,508
PIPE Equity Partners, L.L.C.			110,832,473		58,000,000	1,905,018	54,737,491
PIPE Select Fund L.L.C.			—	58,000,000		(1,687,609)	56,312,391
Private Equity Investment Fund IV, L.P.			6,770,857	235,764		(91,010)	6,915,611
Private Equity Investment Fund V, L.P.			4,468,850	734,623		(450,638)	4,752,835
PSAM WorldArb Partners, L.P.			45,379,524		11,446,655	5,497,026	39,429,895		(1,446,655)
Q Funding III, L.P.			9,056,130			1,868,994	10,925,124
Q4 Funding, L.P.			25,562,770			5,235,326	30,798,096
Quorum Fund Limited	349,876	349,876	13,316,775			2,803,617	16,120,392
R.G. Niederhoffer Global Fund, L.P.			—	10,000,000		290,000	10,290,000
Redbrick Capital, L.P.			3,753,287		7,911,455	4,417,839	259,671		(5,383,741)
Saints Capital VI, L.P.			7,340,615	404,150		(345,483)	7,399,282
Salem Global Opportunity Fund, L.P.			25,949,846			(152,959)	25,796,887
Samlyn Onshore Fund, L.P.			77,820,590	10,000,000		3,018,928	90,839,518
SCP Sakonnet Fund, LP			45,316,102			8,338,245	53,654,347
Silverback Opportunistic Convertible Fund, LLC			24,267,543	5,000,000		12,218,588	41,486,131
Skopos HG Fund, LLC	262,504	262,504	24,073,015			7,656,925	31,729,940
Sorin Fund, L.P.			30,182,850		7,459,827	2,449,265	25,172,288		(2,630,571)
Southport Energy Plus Partners, L.P.			115,030,050			(1,501,298)	113,528,752
Standard Pacific Credit Opportunities Fund, L.P.			138,144,078		30,000,000	3,108,270	111,252,348		11,521,287
Steel Partners Japan Strategic Fund, L.P.			26,410,678			1,531,361	27,942,039
Tarpon All Equities Fund, LLC			24,467,433			7,692,653	32,160,086
The Rohatyn Group Local Currency Opportunity Partners, L.P.			79,806,272			2,213,473	82,019,745
Tiedemann/Falconer Partners, L.P.			50,612,619			(2,112,075)	48,500,544
Tiger Consumer Partners, L.P.			39,390,198			1,669,857	41,060,055
Torrey Pines Fund, LLC			48,032,958			768,858	48,801,816
Transwestern Mezzanine Realty Partners III, L.L.C.			1,395,900			(188,500)	1,207,400
Trivest Fund IV, L.P.			5,728,172	165,274		(128,948)	5,764,498
Trustbridge Partners II, L.P.			18,401,495			(812,765)	17,588,730
Trustbridge Partners III, L.P.			6,424,300	125,000		(110,054)	6,439,246
Tuckerbrook SB Global Distressed Fund I, L.P.			6,135,248			309,048	6,444,296
Valiant Capital Partners, L.P.			79,302,785	2,769,156		(1,224,650)	80,847,291
Velite Energy L.P.			129,788,143		14,562,193	870,136	116,096,086		12,437,807
Waterstone Market Neutral Fund, L.P.			125,842,248		15,098,268	4,706,755	115,450,735		4,901,732
WestView Capital Partners II, L.P.			—	129,920		(100,000)	29,920
Whitebox Multi-Strategy Fund, L.P.	90,000	90,000	84,920,932			17,010,778	101,931,710
Whitebox Special Opportunities Fund, L.P.	50,000	50,000	75,758,380			13,496,052	89,254,432
Woodbourne Daybreak Global Fund LP			4,394,564		1,545,388	539,942	3,389,118		(914,804)

			$3,531,923,024	$120,159,636	$217,494,787	$212,308,272	$3,646,896,145	$381,861	$12,179,519

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment based on capital commitment. No contributions have been made as of September 30, 2009.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until after year end, when the Master Fund’s tax return is completed. The Master Fund’s book cost as of September 30, 2009 was $4,917,287,029 resulting in accumulated net unrealized appreciation of $195,559,546 consisting of $683,781,633 in gross unrealized appreciation and $488,222,087 in gross unrealized depreciation.

8. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2009 the FASB issued Accounting Standard Codification 105-10, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“ASC 105-10”). ASC 105-10 replaces Statement of Financial Accounting Standards No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”). All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105-10, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105-10 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Master Fund’s financial statements and Schedule of Investments.

In September 2009 the FASB issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASU 2009-12”). ASU 2009-12 amends the Codification in section 820-10, Fair Value Measurements and Disclosures, to permit an entity that is within the scope of the amendments in this update to measure fair value based on the net asset value per share of the investment, as a practical expedient. ASU 2009-12 also requires certain disclosures by major investment category about the attributes of those investments, including the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. ASU 2009-12 is effective for interim and annual periods ending after December 15, 2009. The Master Fund will adopt the provisions of ASU 2009-12 for the year ending December 31, 2009 and management is currently evaluating the impact that this will have on the Master Fund's financial statements and related disclosures.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 25, 2009

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 25, 2009

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 25, 2009

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 25, 2009

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: November 25, 2009

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 25, 2009